Quarterly Data - Schedule of Quarterly Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 152	$ 394	$ 198						$ 198		$ 592		$ 744
Gross profit (loss)	(138)	70	50						50		120		(18)
Loss from operations	(3,040)	(1,379)	(2,233)	(846)	3,802	(3,361)	(3,030)	(170)	(3,079)	(3,200)	(4,458)	(6,561)	(7,497)	(2,759)	(1,818)
Other Income	31	3	1,048	80	68,031	9,369	3,172	61	1,128	3,233	1,131	12,602	1,162	80,633	29,312
Net (loss) income	$ (2,738)	$ (1,376)	$ (1,192)	$ (766)	$ 45,033	$ 5,919	$ 142	$ (109)	$ (1,958)	$ 33	$ (3,334)	$ 5,952	$ (6,072)	$ 50,985	$ 24,098
Net (Loss) Income Per Share - Basic and Diluted	$ (0.12)	$ (0.06)	$ (0.06)	$ (0.04)	$ 2.19	$ 0.29	$ 0.00	$ (0.01)	$ (0.09)	$ 0.00	$ (0.16)	$ 0.29	$ (0.28)	$ 2.48	$ 1.17